Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about Cash and cash equivalents [text block]	Cash and cash equivalents details as of December 31, 2018 and 2017 is as follows:
	2018	2017
Banks	4,511,078	5,484,981
Short–term investments	1,799,597	2,459,438
Cash	1,069	1,466
	6,311,744	7,945,885

Credit quality of issuers of investments [Member]
Disclosure of external credit grades [text block]
The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2018	2017
AAA	3,092,236	2,807,170
BBB	1,305,037	-
A1	907,453	2,922,714
BRC1+	470,623	1,152,593
F1+	222,454	-
A-2	147,186	27,350
AA	107,520	-
F1	48,566	896,231
Aa3	-	99,029
Aa2	-	27,868
F2	-	180
Other	10,669	12,750
	6,311,744	7,945,885